Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2022
Financial Instruments and Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 23 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT:

The Company is exposed to a variety of financial risks, which results from its financing, operating and investing activities. The objective of financial risk management is to contain, where appropriate, exposures in these financial risks to limit any negative impact on the Company’s financial performance and position.

The Company’s financial instruments are its cash and cash equivalents, restricted deposit, trade receivables, bank loans and short-term bank credit, trade payables, loans from major shareholder, convertible securities, derivative liabilities and financial liability at fair value. The main purpose of these financial instruments is to finance the Company’s operation. The Company actively measures, monitors and manages its financial risk exposures by various functions pursuant to the segregation of duties and principals. The risks arising from the Company’s financial instruments are mainly credit risk, currency risk and liquidity risk. The risk management policies employed by the Company to manage these risks are discussed below.

Credit risk:

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the balance sheet date. The Company closely monitors the activities of its counterparties and controls the access to its intellectual property which enables it to ensure the prompt collection of customers’ balances. The Company’s main financial assets are cash and cash equivalents as well as restricted deposit and trade receivables that represent the Company’s maximum exposure to credit risk in connection with its financial assets.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	December 31, 2022	December 31, 2021*

Cash and Cash Equivalents	295	6,034
Restricted deposit	142	163
Trade receivables	593	507
Loan to major shareholder, net	230	-
Total	1,260	6,704

Currency risk:

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates. Currency risk arises when future commercial transactions and recognized assets and liabilities are denominated in a currency that is not the Company’s functional currency. The Company is exposed to foreign exchange risk arising from various currency exposures primarily with respect to the New Israeli Shekel, the RMB and the AUD. The Company’s policy is not to enter into any currency hedging transactions. The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities at the reporting date are as follows:

Assets		December 31, 2022
	NIS	AUD	RMB	Total

Cash and cash equivalents	54		23	77
Restricted deposit	142	-	-	142
Loan to major shareholder, net	230			230
Accounts receivable other	52			52
	478		23	501

Liabilities
	NIS	AUD	RMB	Total
Trade and other payables	680	30	4	714
Loans	119	-	-	119
Loan from major shareholder	765			765
Obligation under operating leases	144			144
Derivative liabilities	-	11	-	11
	1,708	41	4	1,753
Net	(1,230)	(41)	19	(1,252)

Assets		December 31, 2021
	NIS	AUD	RMB	Total
Cash and cash equivalents	116	5	35	156
Restricted deposit	10	-	-	10
	126	5	35	166

Liabilities
	NIS	AUD	RMB	Total
Trade and other payables	410	23	20	453
Loans	89		-	89
Derivative liabilities	-	3	-	3
	499	26	20	545

Net	(373)	(21)	15	(379)

A 10% strengthening of the United States Dollar against the following currencies would have increased (decreased) equity and the income statement by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant. For a 10% weakening of the United States Dollar against the relevant currency, there would be an equal and opposite impact on the profit and other equity.

	December 31, 2022	December 31, 2021
Linked to NIS	(1,230)	(373)
	10%	10%
	(123)	(37)
Linked to AUD	(41)	(21)
	10%	10%
	(4)	(2)
Linked to RMB	19	15
	10%	10%
	2	2

Liquidity risks:

Liquidity risk is the risk that arises when the maturity of assets and the maturity of liabilities do not match. An unmatched position potentially enhances profitability but can also increase the risk of loss. The Company has procedures with the object of minimizing such loss by maintaining sufficient cash and other highly liquid current assets and by having available an adequate amount of committed credit facilities.

The following tables detail the Company’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay.

	December 31, 2022	December 31, 2021

Trade payables	4,655	2,332
Loans (see also note 11)	197	215
Financial liability at fair value	-	648
Convertible Securities (see also note 8)	737	7,242
Derivative liabilities - warrants (see also note 13N)	618	1,261
Loan from major shareholder	765	-
Lease liabilities (see also note 14)	393	385
Total	7,365	12,083

Fair value of financial instrument:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
As of December 31, 2022
Derivative liabilities – warrants			(618)	(618)
Convertible securities			(737)	(737)
Total			(1,355)	(1,355)

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
As of December 31, 2021
Derivative liabilities – warrants	-	-	(1,261)	(1,261)
Convertible securities	-	-	(7,242)	(7,242)
Total	-	-	(8,503)	(8,503)

At December 31, 2022, the fair value measurement of the warrants in the table above is related to Alpha, Rubini, Lind and Armistice was estimated using the Black Scholes model, based on a variety of significant unobservable inputs and thus represents a level 3 measurement within the fair value hierarchy including: risk-free interest rate in the range of 4.00 - 4.73% expected volatility of 100%.

At December 31, 2022, the fair value measurement, of the Rubini convertible debenture was estimated using the Monte Carlo simulation analysis based on a variety of significant unobservable inputs and thus represents a level 3 measurement within the fair value hierarchy. The key inputs that were used in the valuation were: risk-free interest rate of 4.73% and expected volatility of 100%.

At December 31, 2021, the fair value measurement of the warrants in the table above is related to Alpha and Rubini, was estimated using the Black Scholes model, based on a variety of significant unobservable inputs and thus represents a level 3 measurement within the fair value hierarchy including: risk-free interest rate of 1.265%, expected volatility 60%.

At December 31, 2021, the fair value measurement, of the Lind convertible debentures and warrant was estimated using the Monte Carlo simulation analysis based on a variety of significant unobservable inputs and thus represents a level 3 measurement within the fair value hierarchy. The key inputs that were used in the valuation were: risk-free interest rate of 1.265%, expected volatility 60%.

Derivative liability
Derivative liability - warrants as of January 1, 2021	(359)
Issuance of financial instruments	(1,213)
Gain due to change in fair value of derivative liability	311
Derivative liability - warrants as of December 31, 2021	(1,261)
Issuance of financial instruments	(14,851)
Exercise of warrants	5,262
Gain due to change in fair value of derivative liability	10,232
Derivative liability - warrants as of December 31, 2022	(618)

Convertible Securities
Convertible securities as of January 1, 2021	(194)
Issuance of convertible securities	(4,537)
Payments of convertible securities	536
Conversion of convertible securities to regular loan	630
Loss due to change in fair value of convertible securities	(3,677)
Convertible securities as of December 31, 2021	(7,242)
Payments of convertible securities	5,921
Gain due to change in fair value of convertible securities	1,321
Convertible securities as of December 31, 2022	-